As filed with the U.S. Securities and Exchange Commission on October 13, 2022
File No. 333-108394
File No.: 811-21422

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 250	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 251	☒

Trust for Advised Portfolios
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(626) 914-7385
(Registrant’s Telephone Number, Including Area Code)
The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
Wilmington, DE 19801
(Name and Address of Agent for Service)

Copies to:

Russell B. Simon, President Trust for Advised Portfolios c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202	Christopher D. Menconi, Esquire Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue NW Washington, D.C. 20004

As soon as practical after the effective date of this Registration Statement
(Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	On October 18, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485
The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 242 (the “Amendment”) to its Registration Statement (filed on July 12, 2022) until October 18, 2022 for its series, the Soundwatch Hedged Equity ETF and the Soundwatch Covered Call ETF.  Parts A, B and C of the Amendment are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 250 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 250 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 13th day of October 2022.

Trust for Advised Portfolios

By: /s/ Russell B. Simon
Russell B. Simon
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 250 to its Registration Statement has been signed below by the following persons in the capacities and on the dates

Signature	Title	Date

Harry E. Resis*	Trustee	October 13, 2022
Harry E. Resis

Brian S. Ferrie*	Trustee	October 13, 2022
Brian S. Ferrie

Wan-Chong Kung*	Trustee	October 13, 2022
Wan-Chong Kung

Christopher E. Kashmerick*	Trustee	October 13, 2022
Christopher E. Kashmerick

/s/ Russell B. Simon	President and Principal Executive Officer	October 13, 2022
Russell B. Simon

/s/ Eric T. McCormick	Treasurer and Principal Financial Officer (principal accounting officer)	October 13, 2022
Eric T. McCormick

*By: /s/ Russell B. Simon		October 13, 2022
Russell B. Simon Attorney-In Fact pursuant to Power of Attorney